SCHEDULE OF PROVISION FOR INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current:
- Local		$ (22,205)
- Foreign	(10,962)	(104,735)
Deferred:
- Local
- Foreign	15,017	(10,127)
Benefit of (Provision for) income taxes	$ 4,055	$ (137,067)